SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Xtrackers California Municipal Bond ETF (CA)
Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Effective June 1, 2024, the following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading in the summary section of each fund’s prospectus.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.
Nancy Thai, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Effective June 1, 2024, the following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2017 as part of the Passive Product Development team in New York.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance and Government from The College of William & Mary. He is an EFFAS Certified ESG Analyst (CESGA).
Nancy Thai, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2023 as part of Passive Fixed Income Portfolio Management team in New York with seven years of industry experience. Prior to joining DWS, she spent five years as a fixed income trader for Edward Jones.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance, Loyola University New Orleans.
Please Retain This Supplement for Future Reference
May 31, 2024
PROSTKR24-47